RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Summary of related party agreements and transactions in the consolidated statements of income
The following table reflects the related party agreements and transactions in the consolidated statements of income (loss), for the years ended December 31:

(MILLIONS)	2020	2019	2018
Revenues
Power purchase and revenue agreements	$361	$387	$300

Direct operating costs
Energy purchases	$(10)	$(10)	$(11)
Energy marketing & other services	(17)	(26)	(39)
Insurance expense(1)	(21)	(18)	(17)
	$(48)	$(54)	$(67)
Interest expense
Borrowings	$(1)	$(4)	$(9)
Management service costs
Management service agreement	$(152)	$(109)	$(71)
(1)Insurance services were paid to a subsidiary of Brookfield Asset Management that brokers external insurance providers on behalf of the company. The fees paid to the subsidiary of Brookfield Asset Management for the year ended December 31, 2020 were nil (2019: less than $1 million and 2018: less than $1 million). Beginning in 2020, insurance services are paid for directly to external insurance providers.

Summary of related party agreements and transactions on the consolidated statements of financial position
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position as at December 31:

(MILLIONS)	Related party	2020	2019
Current assets
Due from related parties
Amounts due from	Brookfield	$13	$20
	The partnership	392	156
	Equity-accounted investments and other	7	6
		$412	$182
Non-current assets
Due from related parties
Amounts due from	Equity-accounted investments and other	$2	$7

Current liabilities
Due to related parties
Amounts due to	Brookfield	$18	$19
	The partnership	513	179
	Equity-accounted investments and other	5	3
		$536	$201
Share-settlement liability(1)	The partnership	$158	$—
		$694	$201
Non-current liabilities
Due to related parties
Amounts due to	Equity-accounted investments and other	$1	$2
(1)Refer to Note 25 – Commitments, contingencies and guarantees for additional information on the company’s litigation matters.